Schwartz Value Focused Fund
RISK/RETURN SUMMARY
What is the Fund’s investment objective?
The investment objective of the Fund is to seek long-term capital appreciation.
What are the Fund’s fees and expenses?
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees	Schwartz Value Focused Fund Schwartz Value Focused Fund Shares
Shareholder Fees (fees paid directly from your investment)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Schwartz Value Focused Fund Schwartz Value Focused Fund Shares
Management Fees	0.95%
Other Expenses	0.64%
Total Annual Fund Operating Expenses	1.59%
Less: Management Fee Reductions	(0.34%)	[1]
Total Annual Fund Operating Expenses After Management Fee Reductions	1.25%	[1],[2]
[1]	Effective May 1, 2015, Schwartz Investment Counsel, Inc. (the "Adviser") has contractually agreed to reduce Management Fees and reimburse Other Expenses so that "Total Annual Fund Operating Expenses" (excluding Acquired Fund Fees and Expenses, interest, taxes, brokerage costs and extraordinary expenses) do not exceed 1.25% (the "Contractual Limitation"). Any Management Fee reductions and/or expense reimbursements by the Adviser are subject to repayment by the Fund for a period of three years from the end of the fiscal year during which such fee reductions or expense reimbursement occurred, provided the repayment to the Adviser does not cause "Total Annual Fund Operating Expenses" (excluding Acquired Fund Fees and Expenses, interest, taxes, brokerage costs and extraordinary expenses) of the Fund to exceed the Contractual Limitation. The Contractual Limitation is in effect until May 1, 2017 and may be terminated by the Fund or the Adviser upon not less than 60 days' prior written notice, provided, however, that (i) the Adviser may not terminate the Contractual Limitation without the approval of the Board of Trustees, and (ii) the Contractual Limitation terminates automatically if the Adviser ceases to serve as the Fund's investment adviser.
[2]	Information in this table has been restated to reflect a full year of operations under the Contractual Limitation. "Total Annual Fund Operating Expenses After Management Fee Reductions" will not correlate to the ratio of net expenses to average net assets in the Fund's Financial Highlights, which reflects less than a full year of operations under the Contractual Limitation.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example also takes into account the Adviser’s contractual arrangement to maintain the Fund’s expenses at the agreed upon level for a period of one year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	1 Year	3 Years	5 Years	10 Years
Schwartz Value Focused Fund | Schwartz Value Focused Fund Shares | USD ($)	127	469	834	1,861

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 104% of the average value of its portfolio.

What are the Fund’s principal investment strategies?

Under normal market conditions, the Fund invests at least 80% of its net assets, including the amount of any borrowings for investment purposes, in U.S. common stocks. The Fund may invest in the securities of companies of any size, regardless of market capitalization. At times, depending on market and other conditions, the Fund may invest a substantial portion of its assets in a small number of issuers, industries or business sectors. The Fund may invest in special situation companies that have fallen out of favor with the market, but that the Adviser expects to appreciate over time due to company-specific developments, rather than general business conditions or movements in the markets as a whole. Special situations may include significant changes in a company's allocation of its existing capital (companies undergoing turnarounds or spin-offs) or a restructuring of assets. Special situations may also result from significant changes to an industry through regulatory developments or shifts in competition, new product introductions, changes in senior management or significant changes in a company's cost structure. The Fund is classified as non-diversified.

The Fund may also invest in exchange-traded funds (“ETFs”) if the Adviser believes it is advisable to expose the Fund to the broad market or to broad market sectors or to hedge against market risk without purchasing a large number of individual securities. The Fund may invest in debt securities, which include U.S. Treasury notes and bonds, investment grade corporate debt securities, convertible debt securities and debt securities rated below investment grade (high yield or junk bonds). The Fund may also invest in cash or cash equivalents. The Fund’s cash level is a result of the Adviser’s individual security selection process, and therefore may vary, depending on the Adviser’s desired security weightings. Under normal market conditions, the Fund will limit its investment in ETFs, debt securities (including junk bonds), and cash or cash equivalents to no more than 20% of its net assets.

The Adviser uses fundamental security analyses to identify and purchase shares of companies that the Adviser believes are selling below their intrinsic value. The Adviser looks for companies whose market prices are below what a corporate or entrepreneurial buyer would be willing to pay for the entire business. The price of stocks in relation to cash flow, earnings, dividends, book value, and asset value, both historical and prospective, are key determinants in the security selection process. Emphasis is also placed on identifying companies undergoing changes that may significantly enhance shareholder value in the future, including changes in operations, management, capital allocation, strategies or product offerings. The Adviser intends to hold securities for an average of 3 to 5 years under normal market conditions. The price of the securities held by the Fund are monitored in relation to the Adviser’s criteria for value. When a stock appreciates substantially and is no longer undervalued, according to the Adviser’s valuation criteria, it is sold. Stocks are also sold when a company fails to achieve expected results or economic factors or competitive developments adversely impair the company’s intrinsic value.

What are the principal risks of investing in the Fund?

As with any mutual fund investment, there is a risk that you could lose money by investing in the Fund. The Fund is not intended to be a complete investment program and there is no assurance that the Fund will achieve its investment objective. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Market Risk. The return on and value of an investment in the Fund will fluctuate in response to stock market movements. Stocks and other equity securities are subject to market risks, such as rapid fluctuations in price or liquidity due to earnings and other developments affecting a particular company or industry, stock market trends and general economic conditions, investor perceptions, interest rates and other factors beyond the control of the Adviser. Stocks tend to move in cycles and may experience periods of turbulence and instability.

Sector Risks. If the Fund has significant investments in the securities of issuers in industries within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. For instance, economic or market factors, regulation or deregulation, and technological or other developments may negatively impact all companies in a particular sector. This may increase the risk of loss in the Fund and the volatility of its net asset value. As of December 31, 2015, the Fund had 25.7% of its net assets invested in stocks within the financials sector. Companies in the financials sector may be subject to factors such as changes in interest rates, the rate of corporate and consumer debt defaults, price competition and changes in industry and government regulations.

Security Selection and Investment Style Risk. Like any mutual fund, the Fund’s method of security selection may not be successful, and the Fund may underperform the stock market as a whole. If the Adviser’s opinion about the intrinsic value of a company is incorrect or if the intrinsic value of a company is not recognized by the market, a stock may not achieve the price appreciation anticipated by the Adviser. The Fund’s value style may go out of favor with investors.

Small and Mid-Cap Company Risk. Investments in small- and mid-sized companies often involve higher risks because they may lack the management experience, financial resources, product diversification and competitive strengths usually present with larger corporations. In addition, in many instances, the securities of small- and mid-sized companies are traded only over-the-counter or on a regional securities exchange, and the frequency and volume of their trading is substantially less than is typical of larger companies. Therefore, the securities of small- and mid-sized companies may be subject to wider price fluctuations. Small- and mid-sized companies also may not be widely followed by the investment community, which can lower the demand for their stock.

Debt Security Risk. Any debt securities held by the Fund are subject to certain risks, such as credit risk, interest rate risk and liquidity risk. Credit risk is the risk that the issuer of the security cannot meet its financial obligations. Issuers of junk bonds may not be as financially strong and may have a weakened capacity to pay interest or principal, especially during periods of economic downturn or uncertainty. Changes in interest rates will change the amount of income the Fund generates. When interest rates rise, the value of the Fund’s debt securities and share price generally will decline. Securities with longer maturities generally are more sensitive to interest rate changes than securities with shorter maturities. Potential changes in government policy affecting interest rates may result in periods of volatility and increased redemptions. Liquidity risk is the risk that a security cannot be sold at an advantageous time or price. Liquidity risk may be magnified for junk bonds, in a rising interest rate environment, or in other circumstances where investor redemptions from fixed income mutual funds may be higher than normal. This may increase supply in the market due to selling activity and cause the Fund to experience sudden and/or substantial price declines.

Exchange-Traded Fund Risk. The Adviser may invest in certain types of ETFs to hedge against market risk. ETFs differ from traditional index funds in that their shares are listed on a securities exchange and can be traded intraday. Investments in ETFs generally present the same primary risks as investments in conventional investment companies, including the risk that the general level of security prices owned by the ETF may decline, thereby affecting the value of the shares of the ETF. In addition, ETFs are subject to certain risks that do not apply to mutual funds, including the risk that the market price of an ETF’s shares may trade at a discount to its net asset value, or that an active trading market for an ETF’s shares may not be developed or maintained. ETFs are also subject to the risks of the underlying securities or sectors that the ETF is designed to track. When the Fund invests in an ETF, the Fund’s shareholders will indirectly pay a proportionate share of the management fee and operating expenses of the ETF.

Non-Diversification Risk. The Fund is classified as non-diversified and may therefore invest a greater percentage of its assets in the securities of a limited number of issuers than a fund that is diversified. At times, the Fund may overweight a position in a particular issuer or emphasize investment in a limited number of issuers, industries or sectors, which may cause its share price to be more susceptible to any economic, business, political or regulatory occurrence affecting an issuer than a fund that is more widely diversified. The issuers that the Fund may emphasize will vary from time to time.

What has been the Fund’s performance history?

The bar chart and performance table shown below provide some indication of the risks and variability of investing in the Fund by showing the Fund’s performance from year to year for each of the last ten calendar years, and by showing how the Fund’s average annual total returns for the 1, 5 and 10 year periods ended December 31, 2015 compare with those of a broad measure of market performance. How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Certain performance information reflects fee reductions and/or expense reimbursements by the Adviser; without such fee reductions and/or expense reimbursements returns would be less than those shown. Updated performance information, current through the most recent month-end, is available on the Fund’s website (www.schwartzvaluefocusedfund.com) or by calling 1-888-726-0753.

The 2016 year-to-date total return for the Fund through March 31, 2016 is 4.11%.

During the periods shown in the bar chart, the highest return for a quarter was 21.72% during the quarter ended June 30, 2009 and the lowest return for a quarter was - 21.60% during the quarter ended December 31, 2008.

Average Annual Total Returns For Periods Ended December 31, 2015

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Total Returns - Schwartz Value Focused Fund	1 Year	5 Years	10 Years
Schwartz Value Focused Fund Shares	(15.48%)	2.25%	0.95%
Schwartz Value Focused Fund Shares | Return After Taxes on Distributions	(15.48%)	1.74%	0.43%
Schwartz Value Focused Fund Shares | Return After Taxes on Distributions and Sale of Fund Shares	(8.76%)	1.83%	0.89%
RUSSELL 1000 INDEX (reflects no deduction for fees, expenses, or taxes)	0.92%	12.44%	7.40%